August 28, 2017

DBX ETF TRUST

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated

September 30, 2016, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for the Fund. The reduction in the unitary management fee for the Fund will be effective on or about October 27, 2017.

Accordingly, effective on or about October 27, 2017, the Summary Prospectus and Statutory Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15
Other Expenses	None
Total Annual Fund Operating Expenses	0.15

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Additionally, the information with respect to the Fund in the section of the Statutory Prospectus entitled “Management—Management Fee” is hereby deleted and replaced with the following:

Fund	Fee as a % of average daily net assets
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	0.15*

*Prior to October 27, 2017, the Adviser received a unitary management fee at an annual rate equal to 0.40% of the Fund’s average daily net assets.

Please retain this supplement for future reference.

August 28, 2017

DBX ETF TRUST

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information dated September 30, 2016, as may be supplemented from time to time

The Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for the Fund. The reduction in the unitary management fee for the Fund will be effective on or about October 27, 2017.

Accordingly, effective on or about October 27, 2017, the Statement of Additional Information for the Fund will be revised as follows:

The information with respect to the Fund in the chart following the fourth paragraph of the section of the Statement of Additional Information entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services—Investment Adviser and Sub-Adviser” is hereby deleted and replaced with the following:

Fund	Fee
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	0.15*

*Prior to October 27, 2017, the Adviser received a unitary management fee at an annual rate equal to 0.40% of the Fund’s average daily net assets.

Please retain this supplement for future reference.